Marketable Securities - Schedule of Marketable Securities (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current investments	R$ 760	R$ 358
Non-current investments		135
Investments	760	493
Bank deposit certificates (CDBs) [member]
IfrsStatementLineItems [Line Items]
Current investments	R$ 347
Bank deposit certificates (CDBs) [member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Percentage of financial notes remuneration of cdi rates	101.85%
Bank deposit certificates (CDBs) [member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Percentage of financial notes remuneration of cdi rates	110.00%
Financial Notes Banks [member]
IfrsStatementLineItems [Line Items]
Current investments	R$ 360	279
Non-current investments		R$ 135
Financial Notes Banks [member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Percentage of financial notes remuneration of cdi rates	103.50%	104.20%
Financial Notes Banks [member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Percentage of financial notes remuneration of cdi rates	110.02%	112.00%
Marketable securities - treasury financial notes [member]
IfrsStatementLineItems [Line Items]
Current investments	R$ 47	R$ 72
Marketable securities - treasury financial notes [member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Percentage of financial notes remuneration of cdi rates	15.11%	12.41%
Marketable securities - treasury financial notes [member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Percentage of financial notes remuneration of cdi rates	15.12%	12.45%
Other Investment [member]
IfrsStatementLineItems [Line Items]
Current investments	R$ 6	R$ 7